Note 12 - Derivatives and Fair Value Disclosures - Effect of Derivative Instruments on the Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Contract — Change in Fair Value		$ (298)	$ (138,653)
Total loss on derivatives	(403,943)	(766,898)	(231,931)
Interest Rate Swap [Member] | Loss on Derivatives [Member]
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	(403,943)	(766,898)	(231,931)
Interest Rate Swap [Member] | Loss on Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Interest Rate Swap — Change in Fair Value		297,656	1,191,050
Interest Rate Swap — Realized loss		(297,954)	(1,243,359)
Foreign Currency Contract — Realized loss		297,954	1,243,359
Foreign Exchange Forward [Member] | Loss on Derivatives [Member] | Not Designated as Hedging Instrument [Member]
Interest Rate Swap — Realized loss			669,712
Foreign Currency Contract — Change in Fair Value			583,368
Foreign Currency Contract — Realized loss			$ (669,712)